As filed with the Securities and Exchange Commission on June 9, 2008

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21647

NEUBERGER BERMAN INSTITUTIONAL LIQUIDITY SERIES

(Exact Name of the Registrant as Specified in Charter)

605 Third Avenue, 2nd Floor

New York, New York 10158-0180

(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Peter E. Sundman, Chairman of the Board and Chief Executive Officer

Neuberger Berman Institutional Liquidity Series

605 Third Avenue, 2nd Floor

New York, New York 10158-0180

Arthur Delibert, Esq.

Kirkpatrick & Lockhart Preston Gates Ellis LLP

1601 K Street, N.W.

Washington, D.C. 20006-1600

(Names and Addresses of agents for service)

Date of fiscal year end: March 31, 2008

Date of reporting period: March 31, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Shareholders

Neuberger Berman

Institutional Liquidity Series

Institutional Cash Fund

Prime Money Fund

Annual Report

March 31, 2008

“Neuberger Berman” and the Neuberger Berman logo are service marks of Neuberger Berman, LLC. “Neuberger Berman Management Inc.” and the individual fund names in this shareholder report are either service marks or registered service marks of Neuberger Berman Management Inc. ©2008 Neuberger Management Inc. All rights reserved.

Chairman’s Letter

Dear Shareholder,

I am pleased to present to you this annual report for the Neuberger Berman Institutional Cash Fund and the Neuberger Berman Prime Money Fund for the fiscal year ended March 31, 2008. The report includes portfolio commentary, a listing of the Funds’ investments, and their audited financial statements for the reporting period.

The fiscal period was marked by extreme volatility, initially related to the housing decline which spilled over into the fixed income markets in the form of significant issues with subprime mortgage securities, before broadening to other securities. During the fiscal year, the Federal Reserve cut the Fed Funds rate by a total of 300 basis points, taking an array of increasingly aggressive steps to infuse the markets with liquidity. Still, employment and other metrics appeared weak at period’s end, with many observers suggesting that the economy was in recession.

Throughout the turmoil, the Funds performed admirably. Our investment strategy combines a distinct process for interest rate risk management with dedicated credit research to build portfolios of high-quality securities that seek to respond quickly to changes in interest rates without sacrificing yield.

As always, we intend to proceed with caution to protect our clients’ principal and maintain daily liquidity and diversification.

Sincerely,

PETER SUNDMAN

CHAIRMAN OF THE BOARD

NEUBERGER BERMAN INSTITUTIONAL LIQUIDITY SERIES

Neuberger Berman Institutional Liquidity Series Commentary

We are pleased to report that both the Neuberger Berman Institutional Cash Fund and the Neuberger Berman Prime Money Fund delivered positive returns and outperformed the iMoneyNet Money Fund Report Taxable First Tier Institutional Average during the fiscal year ended March 31, 2008.

The Federal Reserve’s interest rate policy was on hold for the first four months of the 12-month period, with the target Fed Funds rate at 5.25%. In April, a demand and supply imbalance drove the yield on the three-month U.S. Treasury bill to its lowest level since October 2006, and the yield dropped lower still in June as prices increased. Worries about reports of large losses at hedge funds in the subprime and collateralized debt space led to a flight-to-quality bid for Treasuries and a slight widening of risk premiums in the market.

Beginning in July, investors in the credit markets became increasingly concerned about contagion to the broader market from the shakeout in subprime mortgages, leading to more investors taking refuge in Treasuries. Premiums for lending increased dramatically, as the excesses of a prolonged period of liquidity began to be removed from the market. After leaving rates unchanged at the August meeting, the release in September of the August payroll figures, which were negative for the first time in four years, coupled with a deteriorating housing market, prompted the Fed to reduce the Fed Funds rate by 50 basis points at its September meeting, marking its first rate reduction since 2003. The move to 4.75% was only the second time in the last 20 years that an easing cycle had commenced with a 50-basis-point Fed reduction.

This move was followed by two further 25-basis-point rate cuts in October and December, as the Fed attempted to “forestall some of the adverse effects on the broader economy that might otherwise arise from disruptions in the financial markets.”

In January, in a move that appeared to catch the market by surprise, the Fed acted in aggressive fashion to take rates lower, with a 75-basis-point cut one week prior to its scheduled meeting, and an additional 50-basis-point cut at month-end. This temporarily silenced criticism of Fed Chairman Ben Bernanke and the Fed that they were behind the curve in dealing with liquidity issues. The intermeeting cut was the first since 2001 and was the largest in nearly 25 years. The rate reductions seemed to be confirmation that the Fed believed that the liquidity crisis had advanced into an economic crisis, and that the U.S. economy was teetering on the brink of recession.

Volatility continued in February, as “deleveraging” continued to be the operative word and the market struggled to absorb the overwhelming supply of debt securities. Traditional valuation methods and market pricing on certain types of assets suffered an extreme disconnect, with prices declining precipitously, driven by the supply-demand imbalance and the uncertainty generated by markets entering uncharted territory.

March brought further actions by the Fed, which including lowering the Fed Funds rate by an additional 75 basis points (despite two dissenting votes) and opened a new lending program to investment firms serving as “primary dealers.”

At the time of this writing, supply continues to hit the credit markets faster than demand can absorb it. Amid continued job losses, higher mortgage delinquency rates and falling home prices, consumer balance sheets are on precarious ground. We believe that the Fed will very likely continue this easing cycle, perhaps taking rates below 2.00% as “insurance” against a more pronounced slowdown.

Neuberger Berman Institutional Cash Fund [NBAXX]1,2

For the fiscal year ended March 31, 2008, Neuberger Berman Institutional Cash Fund Trust Class returned 4.83% compared to the iMoneyNet Money Fund Report Taxable First Tier Institutional Average’s 4.71%. The Fund closed the period with a 2.98% seven-day current yield and a 3.02% seven-day effective yield; these more closely reflect current earnings than the one-year figures.

The weighted average maturity of the Fund was an average of 46 days for the fiscal year. The maturity declined for the period, and now stands at 38.8 days at the end of March. As increasingly negative economic numbers and ongoing issues in the credit markets forced the Federal Reserve to continue to lower interest rates, the Fund purchased commercial paper and certificates of deposit issued by highly rated banks, which ranged in maturity from overnight to six months. Our conservative guidelines and stringent credit policies generally enabled us to avoid products and issuers that experienced problems during the year. The Fund remains invested in high quality, highly liquid issuers with almost 73% of the portfolio in A-1+ rated securities.

MONEY MARKET MASTER SERIES

Maturity Diversification (% by Maturity)

1 - 7 Days	17.7%
8 - 30 Days	40.9
31 - 90 Days	29.8
91 - 180 Days	11.6
181+ Days	0.0

Neuberger Berman Prime Money Fund [NBPXX]1,2

For the fiscal year ended March 31, 2008, Neuberger Berman Prime Money Fund Trust Class returned 4.78% compared to the iMoneyNet Money Fund Report Taxable First Tier Institutional Average’s 4.71%. The Fund closed the period with a 2.88% seven-day current yield and a 2.92% seven-day effective yield; these more closely reflect current earnings than the one-year figures.

The weighted average maturity of the Fund decreased during the period, reflecting a decline in the first half followed by intermittent increases and declines in the second. At the end of March, weighted average maturity stood at 41.2 days. The Fund purchased commercial paper and certificates of deposit issued by highly rated banks with maturities ranging from one to six months, in response to the continued likelihood that the Federal Reserve would lower rates. The Fund remains invested in high quality issuers with over 75% of the portfolio invested in A-1+ names and the remaining in A-1 rated securities.

PRIME MASTER SERIES

Maturity Diversification (% by Maturity)

1 - 7 Days	27.5%
8 - 30 Days	23.9
31 - 90 Days	34.7
91 - 180 Days	13.6
181+ Days	0.3

Sincerely,

JOHN C. DONOHUE AND TIMOTHY J. ROBEY

PORTFOLIO CO-MANAGERS

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The composition, industries and holdings of the fund are subject to change. Investment return will fluctuate. Past performance is no guarantee of future results.

Endnotes

1	Neuberger Berman Management Inc. (“Management”) has contractually undertaken to forgo current payment of fees and/or reimburse Neuberger Berman Institutional Cash Fund and Neuberger Berman Prime Money Fund so that total operating expenses (exclusive of taxes, interest, brokerage commissions and extraordinary expenses of each Fund) are limited to 0.41% of average daily net assets. The undertakings last until March 31, 2010. Each Fund has contractually undertaken to repay Management for fees and expenses forgone and/or its excess expenses paid by Management, provided the repayments do not cause operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) to exceed the above-stated expense limitation and the repayments are made within three years after the year that Management incurred the expense. For the year ended March 31, 2008, there was no waiver or reimbursement of expenses by Management to either Fund, and no reimbursement of Management by either Fund.

2	“Current yield” of a money market fund refers to the income generated by an investment in the Fund over a recent 7-day period. This income is then “annualized.” The “effective yield” is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The “effective yield” will be slightly higher than the “current yield” because of the compounding effect of this assumed reinvestment. Yields of a money market fund will fluctuate and past performance is no guarantee of future results. Unaudited performance data current to the most recent month-end are available at www.nb.com/performance.

Glossary of Indices

The iMoneyNet Money Fund Report Taxable First Tier Institutional Average:	Measures the performance of institutional money market mutual funds which invest in anything allowable, except Second Tier Commercial Paper.

Please note that the index does not take into account any fees and expenses or any tax consequences of investing in the individual securities that it tracks and that individuals cannot invest directly in any index. Data about the performance of this index are prepared or obtained by Neuberger Berman Management Inc. and include reinvestment of all dividends and capital gain distributions. The Funds may invest in securities not included in the above-described index.

Information About Your Fund’s Expenses

These tables are designed to provide information regarding costs related to your investments. All mutual funds incur operating expenses, which include each fund’s proportionate share of expenses of its corresponding master series, administrative service fees and other expenses. The following examples are based on an investment of $1,000 made at the beginning of the six month period ended March 31, 2008 and held for the entire period. The tables illustrate the fund’s costs in two ways:

Actual Expenses and Performance:	The first section of the table provides information about actual account values and actual expenses in dollars, based on the fund’s actual performance during the period. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section of the table under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid over the period.

Hypothetical Example for Comparison Purposes:	The second section of the table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return at 5% per year before expenses. This return is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these funds versus other funds. To do so, compare the expenses shown in this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expense Information As of 3/31/2008 (Unaudited)

INSTITUTIONAL CASH FUND

Actual	Beginning Account Value 10/1/07	Ending Account Value 3/31/08	Expenses Paid During the Period* 10/1/07 - 3/31/08	Expense Ratio
Trust Class	$1,000.00	$1,021.90	$1.26	.25%

Hypothetical (5% annual return before expenses)**
Trust Class	$1,000.00	$1,023.75	$1.26	.25%

PRIME MONEY FUND

Actual	Beginning Account Value 10/1/07	Ending Account Value 3/31/08	Expenses Paid During the Period* 10/1/07 - 3/31/08	Expense Ratio
Trust Class	$1,000.00	$1,021.50	$1.36	.27%

Hypothetical (5% annual return before expenses)**
Trust Class	$1,000.00	$1,023.65	$1.37	.27%

*	For each fund, expenses are equal to the annualized expense ratio for the fund, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Each fund’s expense ratio includes its proportionate share of the expenses of its corresponding master series.

**	Hypothetical 5% annual return before expenses is calculated by multiplying the number of days in the most recent half year divided by 366.

Statements of Assets and Liabilities

Institutional Liquidity Series

(000's omitted except per share amounts)

	INSTITUTIONAL CASH FUND	PRIME MONEY FUND
	March 31, 2008	March 31, 2008
Assets
Investment in corresponding Master Series, at value (Note A)	$2,963,806	$1,150,616

Total Assets	2,963,806	1,150,616

Liabilities
Dividends payable	7,687	—
Payable to administrator (Note B)	391	131
Accrued expenses and other payables	66	82

Total Liabilities	8,144	213

Net Assets at value	$2,955,662	$1,150,403

Net Assets consist of:
Paid-in capital	$2,955,853	$1,150,393
Undistributed net investment income (loss)	6	5
Accumulated net realized gains (losses) on investment	(197)	5

Net Assets at value	$2,955,662	$1,150,403

Shares Outstanding ($.001 par value; unlimited shares authorized)	2,955,853	1,150,393
Net Asset Value, offering and redemption price per share	$1.00	$1.00

See Notes to Financial Statements

Statements of Operations

Institutional Liquidity Series

(000's omitted)

	INSTITUTIONAL CASH FUND	PRIME MONEY FUND
	For the Year Ended March 31, 2008	For the Year Ended March 31, 2008
Investment Income
Investment income from corresponding Master Series (Note A)	$121,396	$45,500
Expenses from corresponding Master Series (Notes A & B)	(2,422)	(896)

Net investment income from corresponding Master Series	$118,974	$44,604

Expenses:
Administration fees (Note B)	3,717	1,392
Audit fees	13	6
Legal fees	64	50
Registration and filing fees	21	35
Shareholder reports	67	9
Shareholder servicing agent fees	41	59
Trustees’ fees and expenses	8	7
Miscellaneous	1	12

Total net expenses	3,932	1,570

Net investment income	$115,042	$43,034

Realized and Unrealized Gain (Loss) on Investments (Note A)
Net gain (loss) on investments from corresponding Master Series	(52)	47

Net increase (decrease) in net assets resulting from operations	$114,990	$43,081

See Notes to Financial Statements

Statements of Changes in Net Assets

Institutional Liquidity Series

(000’s omitted)

	INSTITUTIONAL CASH FUND		PRIME MONEY FUND
	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2008	Year Ended March 31, 2007
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$115,042	$114,930	$43,034	$45,957
Net realized gain (loss) on investments from corresponding Master Series	(52)	(74)	47	(16)
Net increase (decrease) in net assets resulting from operations	114,990	114,856	43,081	45,941

Distributions to Shareholders From (Note A):
Net investment income	(115,035)	(114,931)	(43,030)	(45,958)
Total distributions to shareholders	(115,035)	(114,931)	(43,030)	(45,958)

From Fund Share Transactions (Note D):
Proceeds from shares sold	4,790,125	4,058,303	8,066,290	6,604,080
Proceeds from reinvestment of dividends and distributions	19	61	43,006	45,958
Payments for shares redeemed	(3,959,441)	(3,961,741)	(7,763,583)	(6,677,295)
Net increase (decrease) from Fund share transactions	830,703	96,623	345,713	(27,257)
Net Increase (Decrease) in Net Assets	830,658	96,548	345,764	(27,274)

Net Assets:
Beginning of year	2,125,004	2,028,456	804,639	831,913
End of year	$2,955,662	$2,125,004	$1,150,403	$804,639
Undistributed net investment income (loss) at end of year	$6	$—	$5	$1
Distributions in excess of net investment income at end of year	$—	$(1)	$—	$—

See Notes to Financial Statements

Notes to Financial Statements Institutional Liquidity Series

Note A—Summary of Significant Accounting Policies:

1	General: The Neuberger Berman Institutional Cash Fund (“Institutional Cash”) and the Neuberger Berman Prime Money Fund (“Prime Money”) (individually a “Fund,” collectively, the “Funds”), are separate operating series of Neuberger Berman Institutional Liquidity Series (the “Trust”), a Delaware statutory trust organized pursuant to a Trust Instrument dated October 1, 2004. The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and its shares are registered under the Securities Act of 1933, as amended. The Funds each offer Trust Class shares. The Board of Trustees of the Trust (the “Board”) may establish additional series or classes of shares without the approval of shareholders.

The assets of each Fund belong only to that Fund, and the liabilities of each Fund are borne solely by that Fund and no other series of the Trust.

Each Fund seeks to achieve its investment objective by investing all of its net investable assets in a Master Series of Institutional Liquidity Trust (each a “Master Series”, collectively, the “Master Series”) that has an investment objective identical to that of each respective Fund. Institutional Cash invests in Money Market Master Series and Prime Money invests in Prime Master Series. The value of each Fund’s investment in its corresponding Master Series reflects the Fund’s proportionate interest in the net assets of its corresponding Master Series (95.98% for Institutional Cash and 13.10% for Prime Money at March 31, 2008). The performance of each Fund is directly affected by the performance of its corresponding Master Series. The financial statements of the Master Series, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Funds’ financial statements.

It is the policy of the Funds to maintain a continuous net asset value per share of $1.00; the Funds have adopted certain investment, valuation, and distribution policies, which conform to general industry practice, to enable them to do so. However, there is no assurance the Funds will be able to maintain a stable net asset value per share. Each of these Funds complies with Rule 2a-7 of the 1940 Act.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires Neuberger Berman Management Inc. (“Management”) to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

2	Portfolio valuation: Each Fund records its investment in its corresponding Master Series at value. Investment securities held by the corresponding Master Series are valued as indicated in the notes following the Master Series’ Schedules of Investments.

3	Income tax information: The Funds are treated as separate entities for U.S. federal income tax purposes. It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no federal income or excise tax provision is required.

In accordance with Securities and Exchange Commission guidance, the Funds implemented the provisions of Financial Accounting Standards Board Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes, on September 30, 2007. The Funds have reviewed the tax positions for the open tax years as of March 31, 2008, and have determined that the implementation of FIN 48 did not have a material impact on the Funds’ financial statements.

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Master Series, timing differences and differing characterization of distributions made by each Fund as a whole.

As determined on March 31, 2008, there were no permanent differences resulting from different book and tax accounting.

The tax character of distributions paid during the years ended March 31, 2008, and March 31, 2007 were as follows:

	Distributions Paid From:
	Ordinary Income		Total
	2008	2007	2008	2007
Institutional Cash	$115,034,669	$114,931,025	$115,034,669	$114,931,025
Prime Money	43,030,253	45,958,337	43,030,253	45,958,337

As of March 31, 2008, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:

	Undistributed Ordinary Income	Loss Carryforwards and Other Deferrals	Total
Institutional Cash	$7,693,298	$(197,376)	$7,495,922
Prime Money	13,774	(4,021)	9,753

The difference between book basis and tax basis distributable earnings is attributable primarily to timing differences of distribution payments, post October loss deferrals, nondeductible organization costs, and capital loss carryforwards.

To the extent each Fund’s net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of each Fund not to distribute such gains. As determined on March 31, 2008, the Funds had unused capital loss carryforwards available for federal income tax purposes to offset net realized capital gains, if any, as follows:

	Expiring in:
	2013	2014	2015	2016
Institutional Cash	$19,532	$16,151	$83,796	$77,670
Prime Money	—	—	—	—

During the year ended March 31, 2008, Prime Money utilized capital loss carryforwards of $36,354.

Under current tax law, certain net capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. For the year ended March 31, 2008, the Funds elected to defer the following net capital losses arising between November 1, 2007 and March 31, 2008:

Institutional Cash	$227
Prime Money	—

4	Distributions to shareholders: Each Fund earns income, net of expenses, daily on its investment in its corresponding Master Series. It is the policy of each Fund to declare distributions from net investment income on each business day; such distributions are paid or reinvested monthly. Distributions from net realized capital gains, if any, will be made annually. Income distributions and capital gain distributions to shareholders are recorded on the ex-date.

5

Expense allocation: Certain expenses are applicable to multiple funds. Expenses directly attributable to a Fund are charged to that Fund. Expenses of the Trust that are not directly attributed to a Fund are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the funds can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributed to a Fund or the Trust, are allocated among the Funds and the other investment companies in the complex or series thereof, on the basis of relative net assets, except where a more appropriate allocation of expenses to each investment company in the complex or series thereof can otherwise be made fairly.

6	Other: All net investment income and realized and unrealized capital gains and losses of a Master Series are allocated pro rata among its respective Funds and any other investors in the Master Series (including any other investment companies), if any.

7	Indemnifications: Like many other companies, the Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

Note B—Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:

Each Fund retains Management as its administrator under an Administration Agreement. Each Fund pays Management an administration fee at the annual rate of 0.15% of its average daily net assets under this agreement. Additionally, Management retains State Street Bank and Trust Company (“State Street”) as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under the agreement. Each Fund indirectly pays for investment management services through its investment in its corresponding Master Series at the annual rate of 0.08% of average net assets (see Note B of Notes to Financial Statements of the Master Series).

Management has contractually undertaken through March 31, 2010 to forgo current payment of fees and/or reimburse each Fund for its operating expenses plus its pro rata portion of its corresponding Master Series’ operating expenses (including the fees payable to Management but excluding interest, taxes, brokerage commissions and extraordinary expenses) (“Operating Expenses”) which exceed in the aggregate, 0.41% per annum of the Fund’s average daily net assets (the “Expense Limitation”). For the year ended March 31, 2008, no waiver or reimbursement of expenses to the Funds’ was required.

The Trust Class of each Fund has agreed to repay Management for fees and expenses foregone and/or its excess Operating Expenses previously reimbursed by Management, pursuant to a contractual expense limitation, so long as its annual Operating Expenses during that period do not exceed its expense limitation, and the repayments are made within three years after the year in which Management issued the reimbursement or waived fees.

During the year ended March 31, 2008, there was no repayment to Management under the agreement. At March 31, 2008, there were no contingent liabilities to Management under this agreement.

Management and Lehman Brothers Asset Management LLC (“LBAM”), sub-adviser to each Master Series, are wholly-owned subsidiaries of Lehman Brothers Holdings Inc., a publicly-owned holding company. Several individuals who are officers and/or trustees of the Trust are also employees of LBAM and/or Management.

Each Fund also has a distribution agreement with Management. Management receives no compensation under it and no commissions for sales or redemptions of shares of beneficial interest of each Fund.

The Board has adopted a distribution plan (“Plan”) with respect to the Trust Class of Prime Money, pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, Management may receive a maximum fee at the annual rate of 0.15% of such Trust Class’ average daily net assets to support distribution and shareholder servicing. The Trust Class of Prime Money does not currently charge such a fee but may do so upon approval of the Board.

Each Master Series has an expense offset arrangement in connection with its custodian contract. For the year ended March 31, 2008, the impact of this arrangement was a reduction of expenses of $69,025 and $18,137, for Institutional Cash and Prime Money, respectively.

Note C—Investment Transactions:

During the year ended March 31, 2008, contributions and withdrawals in each Fund’s investment in its corresponding Master Series were as follows:

(000’s omitted)	Contributions	Withdrawals
Institutional Cash	$4,476,011	$3,766,457
Prime Money	3,707,279	3,406,093

Note D—Fund Share Transactions:

Share activity at $1.00 per share for the years ended March 31, 2008 and March 31, 2007 was as follows:

	For the Year Ended March 31, 2008				For the Year Ended March 31, 2007
(000’s omitted)	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Institutional Cash	4,790,125	19	(3,959,441)	830,703	4,058,303	61	(3,961,741)	96,623
Prime Money	8,066,290	43,006	(7,763,583)	345,713	6,604,080	45,958	(6,677,295)	(27,257)

Note E—Recent Accounting Pronouncement:

In September 2006, Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. Management believes the adoption of SFAS 157 will not have a material impact on the Funds’ financial position or results of operations.

Financial Highlights

Institutional Cash Fund

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Master Series’ Financial Statements and notes thereto.

Trust Class†

	Year Ended March 31,			Period from November 1, 2004^^ to March 31,		Year Ended October 31,
	2008	2007	2006	2005		2004	2003
Net Asset Value, Beginning of Period	$1.0000	$1.0000	$1.0000	$1.0000		$1.0000	$1.0000

Income From Investment Operations:
Net Investment Income (Loss)	.0472	.0499	.0353	.0083		.0092	.0096
Net Gains or Losses on Securities	(.0000)	(.0000)	(.0000)	.0000		.0000	—
Total From Investment Operations	.0472	.0499	.0353	.0083		.0092	.0096

Less Distributions From:
Net Investment Income	(.0472)	(.0499)	(.0353)	(.0083)		(.0092)	(.0096)
Net Capital Gains	—	—	—	(.0000)		(.0000)	—
Total Distributions	(.0472)	(.0499)	(.0353)	(.0083)		(.0092)	(.0096)
Net Asset Value, End of Period	$1.0000	$1.0000	$1.0000	$1.0000		$1.0000	$1.0000
Total Return††	+4.83%	+5.11%@	+3.59%@	+0.83	%**§@	+0.93%§	+0.97%§

Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$2,955.7	$2,125.0	$2,028.5	$2,247.9		$2,691.5	$2,682.1
Ratio of Gross Expenses to Average Net Assets#	.26%	.26%	.28%	.28	%*	.28%	.28%
Ratio of Net Expenses to Average Net Assets	.26%	.26%‡	.28%‡	.28	%*‡	.28%	.28%
Ratio of Net Investment Income (Loss) to Average Net Assets	4.64%	5.00%	3.54%	1.99	%*	.92%	.97%

See Notes to Financial Highlights

Financial Highlights

Prime Money Fund

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Master Series’ Financial Statements and notes thereto.

Trust Class†

	Year Ended March 31,			Period from December 27, 2004^ to March 31,
	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.0000	$1.0000	$1.0000	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0468	.0500	.0353	.0058
Net Gains or Losses on Securities	.0000	(.0000)	(.0000)	.0000
Total From Investment Operations	.0468	.0500	.0353	.0058

Less Distributions From:
Net Investment Income	(.0468)	(.0500)	(.0353)	(.0058)
Net Capital Gains	—	—	—	(.0000)
Total Distributions	(.0468)	(.0500)	(.0353)	(.0058)
Net Asset Value, End of Period	$1.0000	$1.0000	$1.0000	$1.0000
Total Return††	+4.78%	+5.11%@	+3.59%@	+0.58	%**@

Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$1,150.4	$804.6	$831.9	$701.8
Ratio of Gross Expenses to Average Net Assets#	.27%	.27%	.28%	.32	%*
Ratio of Net Expenses to Average Net Assets	.27%	.27%‡	.28%‡	.31	%*‡
Ratio of Net Investment Income (Loss) to Average Net Assets	4.64%	5.00%	3.57%	2.23	%*

See Notes to Financial Highlights

Notes to Financial Highlights Institutional Liquidity Series

†	The per share amounts and ratios which are shown reflect income and expenses, including the Fund’s proportionate share of its corresponding Master Series’ income and expenses (except for the period from February 9, 2001 to December 29, 2004 for Institutional Cash when it was organized in a single-fund structure).

††	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost.

#	The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

‡	After reimbursement and/or waiver of certain expenses by Management (see Note B of Notes to Financial Statements of Institutional Liquidity Series). Had Management not undertaken such action, the annualized ratios of net expenses to average daily net assets would have been:

	Year Ended March 31,		Period from November 1, 2004 to March 31, 2005
	2007	2006
Institutional Cash Trust Class	.28%	.30%	.30%

	Year Ended March 31,		Period from December 27, 2004 to March 31, 2005
	2007	2006
Prime Money Trust Class	.28%	.30%	.33%

§	Prior to December 30, 2004, Institutional Cash was organized in a multiple class structure rather than as a feeder fund in a master-feeder structure. Performance prior to the reorganization date of December 30, 2004 shown is that of the predecessor fund, the Neuberger Berman Institutional Cash Fund Trust Class.

^	The date investment operations commenced.

*	Annualized.

**	Not annualized.

^^	The Board of Trustees adopted a change in the Trust’s fiscal year end date to March 31. Prior to March 31, 2005 the Trust’s fiscal year end was October 31.

@	Total return would have been lower if Management had not waived certain expenses (see Note B of Notes to Financial Statements of Institutional Liquidity Series).

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Neuberger Berman Institutional Liquidity Series

and Shareholders of Neuberger Berman Institutional Cash Fund:

We have audited the accompanying statement of assets and liabilities of Neuberger Berman Institutional Cash Fund (one of the series constituting Neuberger Berman Institutional Liquidity Series) (the “Fund”), as of March 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2008, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Neuberger Berman Institutional Cash Fund, a series of Neuberger Berman Institutional Liquidity Series, at March 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

May 14, 2008

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of

Neuberger Berman Institutional Liquidity Series and

Shareholders of Neuberger Berman Prime Money Fund

We have audited the accompanying statement of assets and liabilities of Neuberger Berman Prime Money Fund (the “Fund”), a series of Neuberger Berman Institutional Liquidity Series, as of March 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, and for the period from December 27, 2004 to March 31, 2005. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Neuberger Berman Prime Money Fund as of March 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from December 27, 2004 to March 31, 2005, in conformity with accounting principles generally accepted in the United States of America.

Philadelphia, Pennsylvania

May 15, 2008

Schedule of Investments Money Market Master Series

PRINCIPAL AMOUNT		RATING§		VALUE††
(000’s omitted)		Moody’s	S&P	(000’s omitted)

U.S. Government Agency Securities (1.1%)
$33,000	Fannie Mae, Notes, 3.38%, due 4/24/08	AGY	AGY	$33,000

Certificates of Deposit (13.5%)
50,000	Banco Bilbao Vizcaya Argentaria SA, Yankee CD, 4.09%, due 7/14/08	P-1	A-1+	50,005
40,000	Banco Santander, Yankee CD, 4.22%, due 6/16/08	P-1	A-1+	40,002
50,000	BNP Paribas NY, Yankee CD, 3.03%, due 5/27/08	P-1	A-1+	50,000
75,000	Canadian Imperial Bank of Commerce, Yankee CD, 3.75% & 4.12%, due 7/11/08 & 7/22/08	P-1	A-1	75,060
30,000	Citibank, CD, 2.63%, due 6/26/08	P-1	A-1+	30,000
50,000	Deutsche Bank AG, Yankee CD, 3.79%, due 4/22/08	P-1	A-1+	50,000
32,500	HBOS Treasury Services PLC, Yankee CD, 5.33%, due 5/30/08	P-1	A-1+	32,614
30,000	Royal Bank of Scotland, Yankee CD, 2.74%, due 9/3/08	P-1	A-1+	30,000
30,000	Toronto-Dominion Bank, Yankee CD, 2.59%, due 8/25/08	P-1	A-1+	30,001
30,000	Westpac Banking Corp., Yankee CD, 2.99%, due 5/27/08	P-1	A-1+	30,001
	Total Certificates of Deposit			417,683

Floating Rate Certificates of Deposit (0.3%)µ
10,000	Credito Italiano NY, Floating Rate Yankee CD, 3.35%, due 4/25/08	P-1	A-1	10,001

Commercial Paper (55.8%)

Asset Backed (35.5%)
50,000	Alpine Securitization Corp., 4.11%, due 4/9/08	P-1	A-1+	49,954	ñ
26,200	Amstel Funding Corp., 3.05% & 3.30%, due 4/21/08 & 4/24/08	P-1	A-1+	26,151	ñ
25,000	Amsterdam Funding Corp., 2.72%, due 4/21/08	P-1	A-1	24,962	ñ
60,000	Atlantic Asset Securitization Corp., 3.12% & 3.90%, due 4/11/08 & 5/2/08	P-1	A-1	59,919	ñ
60,000	Barton Capital Corp., 3.10% - 3.25%, due 4/1/08 - 5/1/08	P-1	A-1+	59,893	ñ
60,000	Cancara Asset Securitization Ltd., 2.80% - 4.29%, due 4/10/08 - 6/20/08	P-1	A-1+	59,833	ñ
23,401	Chariot Funding LLC, 2.80%, due 4/24/08	P-1	A-1	23,359	ñ
40,000	CRC Funding LLC, 2.70% & 3.08%, due 4/24/08 & 5/20/08	P-1	A-1+	39,894	ñ
10,867	Edison Asset Securitization, LLC, 2.75%, due 9/5/08	P-1	A-1+	10,737	ñ
50,000	Fairway Finance Corp., 3.07%, due 4/18/08	P-1	A-1	49,928	ñ
65,000	Galleon Capital LLC, 3.15% - 3.25%, due 4/11/08 - 4/24/08	P-1	A-1	64,890	ñ
65,000	Grampian Funding LLC, 2.93% & 3.26%, due 4/28/08 & 6/12/08	P-1	A-1+	64,790	ñ
45,000	LMA Americas LLC, 2.85% & 3.00%, due 4/15/08	P-1	A-1	44,949	ñ
40,000	Mont Blanc Capital Corp., 2.78% & 3.10%, due 4/21/08 & 5/15/08	P-1	A-1+	39,893	ñ
40,000	Old Line Funding LLC, 2.77% & 3.15%, due 4/14/08 & 4/25/08	P-1	A-1+	39,944	ñ
50,000	Park Avenue Receivables Co. LLC, 3.05%, due 5/12/08	P-1	A-1	49,826	ñ
70,000	Picaros Funding PLC, 2.87% & 3.12%, due 5/23/08 & 9/9/08	P-1	A-1+	69,476	ñ
50,000	Regency Markets No. 1 LLC, 3.95%, due 4/15/08	P-1	A-1	49,923	ñ
50,000	Scaldis Capital LLC, 4.27%, due 4/14/08	P-1	A-1+	49,923	ñ
50,000	Solitaire Funding LLC, 4.37%, due 4/14/08	P-1	A-1+	49,921	ñ
25,000	Tempo Finance Ltd., 4.55%, due 4/4/08	P-1	A-1+	24,991	ñ
44,187	Thames Asset Securitization LLC, 2.74% & 2.75%, due 7/25/08 & 8/7/08	P-1	A-1	43,775	ñ

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		RATING§		VALUE††
(000’s omitted)		Moody’s	S&P	(000’s omitted)
$15,094	Thunder Bay Funding, Inc., 3.10%, due 4/11/08	P-1	A-1	$15,081	ñ
15,000	Variable Funding Capital Corp., 3.18%, due 4/1/08	P-1	A-1+	15,000	ñ
70,302	Yorktown Capital LLC, 2.72% & 3.00%, due 5/12/08 & 5/23/08	P-1	A-1+	70,051	ñ
				1,097,063

Banking (20.3%)
35,000	Allied Irish Bank, 2.67%, due 6/13/08	P-1	A-1	34,810	ñ
40,000	Anglo Irish Bank Corp., 3.04% & 3.08%, due 4/23/08 & 5/9/08	P-1	A-1	39,905	ñ
50,000	Australia & New Zealand Bank Corp., 2.99%, due 5/22/08	P-1	A-1+	49,788	ñ
25,000	Bank of America NA, 2.84%, due 8/8/08	P-1	A-1+	24,746
25,000	Bank of Ireland, 3.01%, due 5/8/08	P-1	A-1	24,923	ñ
65,000	Barclays U.S. Funding Corp., 2.74% & 4.83%, due 4/24/08 & 6/10/08	P-1	A-1+	64,689
69,000	Caisse Nationale d’Epargne, 4.44%, due 4/7/08	P-1	A-1+	68,949	ñ
20,000	Calyon NY, 2.74%, due 9/3/08	P-1	A-1+	19,764
46,708	CBA Finance, Inc., 3.00%, due 5/21/08 & 5/28/08	P-1	A-1+	46,494
40,000	Dexia Delaware LLC, 3.75%, due 4/16/08	P-1	A-1+	39,937
30,000	HSBC Finance Corp., 2.75%, due 6/12/08	P-1	A-1+	29,835
65,000	ING Funding LLC, 2.74% & 3.75%, due 5/15/08 & 9/8/08	P-1	A-1+	64,513
25,000	Kitty Hawk Funding Corp., 2.60%, due 5/23/08	P-1	A-1+	24,906	ñ
24,700	Royal Bank of Scotland, 3.00%, due 5/21/08	P-1	A-1+	24,597	ñ
22,108	Sheffield Receivables Corp., 2.85%, due 4/8/08	P-1	A-1+	22,096	ñ
25,000	Societe Generale NA, 3.90%, due 8/11/08	P-1	A-1+	24,642
20,000	Unicredito Italiano PLC, 4.50%, due 4/14/08	P-1	A-1	19,967	ñ
				624,561
	Total Commercial Paper			1,721,624

Floating Rate Corporate Debt Securities (22.0%)µ

Asset Backed (1.2%)
14,900	LP Pinewood SPV, Floating Rate Notes, 3.12%, due 4/3/08	P-1		14,900
10,000	Parkland (USA) LLC, Floating Rate Medium-Term Notes, 2.33%, due 4/1/08	P-1	A-1+	10,000	ñ
10,880	Schreiber Capital Corp., Floating Rate Bonds, 3.12%, due 4/3/08	P-1		10,880
				35,780

Banking (12.9%)
25,000	Allied Irish Bank, Floating Rate Medium-Term Notes, 2.54%, due 4/21/08	P-1	A-1	25,000	ñ
15,000	Australia & New Zealand Bank Corp., Floating Rate Bank Notes, 3.35%, due 6/2/08	P-1	A-1+	15,000	ñ
20,000	Banco Espanol, Senior Unsubordinated Floating Rate Notes, 3.94%, due 4/18/08	P-1	A-1+	20,000	ñ
25,000	Bank of Ireland, Unsecured Floating Rate Medium-Term Notes, 2.55%, due 4/21/08	P-1	A-1	25,000	ñ
40,000	Fortis Bank NY, Floating Rate Notes, 3.86%, due 4/21/08	P-1	A-1+	40,000	ñ
15,000	HBOS Treasury Services PLC, Guaranteed Floating Rate Bank Notes, 3.07%, due 4/7/08	P-1	A-1+	15,000	ñ
15,000	HSBC Finance Corp., Floating Rate Notes, 2.66%, due 4/24/08	P-1	A-1+	15,000
15,000	HSBC Finance Corp., Senior Unsecured Floating Rate Notes, 2.93%, due 6/16/08	P-1	A-1+	14,991

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		RATING§		VALUE††
(000’s omitted)		Moody’s	S&P	(000’s omitted)
$45,000	La Caixa, Unsubordinated Floating Rate Notes, 3.85%, due 4/23/08	P-1	A-1+	$45,000	ñ
50,000	Royal Bank of Canada, Floating Rate Medium-Term Notes, 3.11%, due 4/1/08	P-1	A-1+	50,000	ñ
24,000	Unicredito Italiano PLC, Guaranteed Floating Rate Medium-Term Notes, 3.09%, due 4/9/08	P-1	A-1	24,000	ñ
15,000	Unicredito Italiano PLC, Guaranteed Floating Rate Bank Notes, 2.84%, due 4/15/08	P-1	A-1	15,000	ñ
20,000	Wachovia Corp., Senior Unsecured Floating Rate Bank Notes, 3.40%, due 4/25/08	P-1	A-1+	20,000
45,000	Wells Fargo & Co., Senior Unsecured Floating Rate Notes, 2.90%, due 4/15/08	P-1	A-1+	45,000	ñ
30,000	Westpac Banking Corp., Floating Rate Medium-Term Notes, 3.09% & 4.64%, due 4/1/08 & 5/6/08	P-1	A-1+	29,997	ñ
				398,988

Conglomerate (1.6%)
50,000	General Electric Capital Corp., Senior Unsecured Floating Rate Medium-Term Notes, Ser. A, 3.18%, due 4/1/08	P-1	A-1+	50,003

Financial Services (6.3%)
10,000	American Express Bank FSB, Senior Unsecured Floating Rate Bank Notes, 2.79%, due 4/18/08	P-1	A-1	10,000
35,000	American Honda Finance Corp., Floating Rate Medium-Term Notes, 3.15%, due 5/6/08	P-1	A-1	35,000	ñ
25,000	Goldman Sachs Group, Senior Unsecured Floating Rate Medium-Term Notes, 3.33%, due 4/25/08	P-1	A-1+	25,000	ñ
35,000	Merrill Lynch & Co., Senior Unsecured Floating Rate Notes, 2.92%, due 4/18/08	P-1	A-1	35,000
10,000	Merrill Lynch & Co., Floating Rate Medium-Term Notes, Ser. C, 2.90%, due 6/16/08	P-1	A-1	9,998
55,000	Morgan Stanley, Senior Unsecured Floating Rate Notes, 2.26% & 3.27%, due 4/1/08 & 4/3/08	P-1	A-1+	55,000
25,000	Toyota Motor Credit Corp., Floating Rate Medium-Term Notes, Ser. B, 2.15%, due 4/1/08	P-1	A-1+	25,000
				194,998
	Total Floating Rate Corporate Debt Securities			679,769

Floating Rate Asset-Backed Securities (1.6%)µ
14,098	Ford Credit Auto Owner Trust, Ser. 2008-A, Class A1, 4.02%, due 4/15/08	P-1	A-1+	14,098	ñ
34,924	Westpac Securitisation Trust, Ser. 2007-1G, Class A1, 3.04%, due 5/21/08	P-1	A-1+	34,924	ñ
	Total Floating Rate Asset-Backed Securities			49,022

Repurchase Agreements (5.5%)
170,000	Goldman Sachs Repurchase Agreement, 2.75%, due 4/1/08, dated 3/31/08, Maturity Value $170,012,986, Collateralized by $190,358,333, Fannie Mae, 5.50% - 6.00%, due 6/1/33 - 11/1/37 and $46,924,465, Freddie Mac, 5.50% & 6.50%, due 5/1/36 & 6/1/37 (Collateral Value $173,400,001)			170,000

	Total Investments (99.8%)			3,081,099
	Cash, receivables and other assets, less liabilities (0.2%)			6,764
	Total Net Assets (100.0%)			$3,087,863

See Notes to Schedule of Investments

Schedule of Investments Prime Master Series

PRINCIPAL AMOUNT		RATING§		VALUE††
(000’s omitted)		Moody’s	S&P	(000’s omitted)

U.S. Government Agency Securities (0.6%)
$50,000	Fannie Mae, Notes, 3.38%, due 4/24/08	AGY	AGY	$50,000

Certificates of Deposit (12.6%)
225,000	Banco Santander, Yankee CD, 2.70% - 2.85%, due 8/5/08 - 9/18/08	P-1	A-1+	225,023
200,000	Bank of Scotland PLC, Yankee CD, 2.97% & 3.81%, due 5/15/08 & 6/5/08	P-1	A-1+	200,000
200,000	Canadian Imperial Bank of Commerce, Yankee CD, 3.75% & 4.12%, due 7/11/08 & 7/22/08	P-1	A-1+	200,128
20,000	Citibank, 2.63%, due 6/26/08	P-1	A-1+	20,000
70,000	Royal Bank of Scotland, Yankee CD, 2.74% & 4.31%, due 6/12/08 & 9/3/08	P-1	A-1+	70,057
75,000	Svenska Handelsbanken AB, Yankee CD, 5.13%, due 4/4/08	P-1	A-1+	75,000
20,000	Toronto-Dominion Bank, Yankee CD, 2.60%, due 8/25/08	P-1	A-1+	20,001
125,000	Unicredito Italiano NY, Yankee CD, 3.00% & 3.02%, due 6/30/08 & 10/16/08	P-1	A-1+	125,079
170,000	Westpac Banking Corp., Yankee CD, 2.83% & 2.99%, due 5/27/08 & 7/7/08	P-1	A-1+	170,004
	Total Certificates of Deposit			1,105,292

Commercial Paper (59.0%)
Asset Backed (42.2%)
224,772	Amstel Funding Corp., 3.10% - 4.32%, due 4/11/08 - 5/21/08	P-1	A-1+	224,116	ñ
195,000	Amsterdam Funding Corp., 3.03% - 3.20%, due 4/7/08 - 4/25/08	P-1	A-1	194,830	ñ
85,000	Atlantic Asset Securitization Corp., 3.12% & 3.90%, due 4/11/08 & 5/2/08	P-1	A-1	84,852	ñ
139,563	Barton Capital Corp., 3.10% & 3.20%, due 4/1/08 & 4/21/08	P-1	A-1+	139,408	ñ
195,000	Cancara Asset Securitization Ltd., 3.27% - 4.50%, due 4/7/08 - 4/28/08	P-1	A-1+	194,785	ñ
175,000	Chariot Funding LLC, 3.03% & 4.55%, due 4/7/08 & 5/12/08	P-1	A-1	174,598	ñ
150,000	Charta LLC, 3.07%, due 5/12/08	P-1	A-1	149,476	ñ
250,000	Ciesco LLC, 3.15%, due 5/8/08	P-1	A-1+	249,191	ñ
200,000	CRC Funding LLC, 3.06% & 3.08%, due 5/12/08 & 5/20/08	P-1	A-1+	199,267	ñ
50,000	Edison Asset Securitization, LLC, 2.75%, due 9/5/08	P-1	A-1+	49,400	ñ
50,000	Fairway Finance Corp., 3.07%, due 4/18/08	P-1	A-1	49,927	ñ
200,636	Galleon Capital LLC, 3.15% - 3.25%, due 4/11/08 - 4/24/08	P-1	A-1	200,325	ñ
260,000	Grampian Funding LLC, 2.93% - 3.12%, due 4/3/08 - 6/13/08	P-1	A-1+	258,899	ñ
11,528	Jupiter Securitization Corp., 3.10%, due 4/7/08	P-1	A-1	11,522	ñ
90,000	LMA Americas LLC, 3.00%, due 4/15/08	P-1	A-1	89,895	ñ
162,749	Mont Blanc Capital Corp., 3.10% - 4.33%, due 4/4/08 - 5/15/08	P-1	A-1+	162,411	ñ
82,939	Old Line Funding LLC, 3.02% & 3.15%, due 4/25/08 & 5/30/08	P-1	A-1+	82,623	ñ
62,607	Park Avenue Receivables Co. LLC, 3.05%, due 5/12/08	P-1	A-1	62,390	ñ
125,000	Picaros Funding PLC, 2.87% & 2.89%, due 6/12/08 & 9/9/08	P-1	A-1+	124,101	ñ
61,515	Regency Markets No. 1 LLC, 3.25% & 3.95%, due 4/15/08 & 4/17/08	P-1	A-1	61,422	ñ
109,965	Scaldis Capital LLC, 3.05% - 4.27%, due 4/14/08 - 6/3/08	P-1	A-1+	109,619	ñ

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		RATING§		VALUE††
(000’s omitted)		Moody’s	S&P	(000’s omitted)
$95,500	Sheffield Receivables Corp., 3.17% & 3.28%, due 4/4/08 & 4/7/08	P-1	A-1+	$95,460	ñ
125,000	Solitaire Funding LLC, 3.35% & 4.37%, due 4/14/08 & 4/15/08	P-1	A-1+	124,823	ñ
163,400	Tempo Finance Ltd., 3.10% - 4.55%, due 4/4/08 - 5/30/08	P-1	A-1+	162,660	ñ
168,311	Thames Asset Securitization LLC, 3.00% - 3.12%, due 4/25/08 - 5/15/08	P-1	A-1	167,823	ñ
286,385	Yorktown Capital LLC, 2.95% - 3.06%, due 5/9/08 - 6/6/08	P-1	A-1+	285,354	ñ
				3,709,177

Banking (15.7%)
78,990	Bank of America NA, 4.35%, due 4/9/08	P-1	A-1+	78,914
130,000	Barclays U.S. Funding Corp., 2.94% & 4.72%, due 4/24/08 & 8/29/08	P-1	A-1+	128,687
100,000	BNP Paribas NY, 2.97%, due 5/30/08	P-1	A-1+	99,513
180,000	Calyon NY, 2.74% & 2.81%, due 5/12/08 & 9/3/08	P-1	A-1+	178,738
100,000	CBA Finance, Inc., 4.40%, due 4/7/08	P-1	A-1+	99,927
310,000	Dexia Bank, 3.11% & 3.75%, due 4/16/08 & 4/23/08	P-1	A-1+	309,465
70,000	HSBC Finance Corp., 2.75%, due 6/12/08	P-1	A-1+	69,615
125,000	ING Funding LLC, 2.74% & 3.75%, due 5/15/08 & 9/8/08	P-1	A-1+	124,237
191,050	Societe Generale NA, 3.90% - 3.93%, due 5/8/08 - 8/11/08	P-1	A-1+	188,924
100,000	UBS Finance, Inc., 2.92% & 4.20%, due 6/10/08 & 8/27/08	P-1	A-1+	98,992
				1,377,012
Financial Services (1.1%)
100,000	Morgan Stanley, 5.06%, due 4/14/08	P-1	A-1+	99,817
	Total Commercial Paper			5,186,006

Time Deposits (3.2%)
204,000	Manufacturers & Traders Trust, Grand Cayman, 1.75%, due 4/1/08	P-1	A-1	204,000
75,000	Marshall & Ilsley Bank, Grand Cayman, 1.00%, due 4/1/08	P-1	A-1	75,000
	Total Time Deposits			279,000

Corporate Debt Securities (0.6%)

Banking (0.6%)
50,000	Sigma Finance, Inc., Guaranteed Medium-Term Notes, 5.43%, due 8/5/08	P-1	A-1+	50,000	#

Floating Rate Corporate Debt Securities (17.0%)µ

Asset Backed (4.4%)
20,000	Dorada Finance, Inc., Floating Rate Medium-Term Notes, 4.64%, due 4/7/08	P-1	A-1+	20,000	ñ
100,000	K2 (USA) LLC, Guaranteed Floating Rate Medium-Term Notes, 2.78%, due 6/13/08	P-1	A-1+	100,001	ñ
100,000	Links Finance LLC, Floating Rate Medium-Term Notes, 2.32%, due 4/1/08	P-1	A-1+	99,998	ñ
65,000	Parkland (USA) LLC, Floating Rate Medium-Term Notes, 2.32% & 2.33%, due 4/1/08	P-1	A-1+	64,999	ñ
100,000	Sigma Finance, Inc., Guaranteed Floating Rate Medium-Term Notes, 2.34%, due 4/1/08	P-1	A-1+	100,001	#
				384,999

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		RATING§		VALUE††
(000’s omitted)		Moody’s	S&P	(000’s omitted)

Banking (7.7%)
$170,000	Bank of America NA, Floating Rate Bank Notes, 2.32%, due 4/1/08	P-1	A-1+	$170,000
5,100	Bank of America NA, Senior Floating Rate Bank Notes, 2.60%, due 4/25/08	P-1	A-1+	5,099
40,000	Bank of New York, Senior Unsecured Floating Rate Medium-Term Notes, 3.07%, due 4/10/08	P-1	A-1	40,001	ñ
35,000	Credit Suisse First Boston, Guaranteed Floating Rate Notes, 3.24%, due 4/2/08	P-1	A-1+	35,008
9,000	HSBC Finance Corp., Floating Rate Mediuim-Term Notes, 3.20%, due 4/9/08	P-1	A-1+	9,000
91,900	HSBC Finance Corp., Senior Unsecured Floating Rate Notes, 2.93%, due 6/16/08	P-1	A-1+	91,907
40,000	Merrill Lynch & Co., Senior Unsecured Floating Rate Medium-Term Notes, 3.06%, due 5/22/08	P-1	A-1	39,955
44,000	National City Bank, Senior Unsecured Floating Rate Medium-Term Bank Notes, 3.15%, due 5/6/08	P-1	A-1	44,003
40,000	Royal Bank of Canada, Floating Rate Medium-Term Notes, 3.11%, due 4/1/08	P-1	A-1+	40,000	ñ
50,000	Wachovia Corp., Senior Unsecured Floating Rate Bank Notes, 3.40%, due 4/25/08	P-1	A-1+	50,000
5,000	Wachovia Corp., Senior Unsecured Floating Rate Notes, 3.30%, due 4/30/08	P-1	A-1+	5,000
28,000	Wells Fargo & Co., Senior Unsecured Floating Rate Notes, 2.90%, due 4/15/08	P-1	A-1+	28,000	ñ
80,000	Wells Fargo & Co., Senior Unsecured Floating Rate Medium-Term Notes, 2.86%, due 4/18/08	P-1	A-1+	79,997
35,000	Westpac Banking Corp., Floating Rate Notes, 3.07%, due 4/7/08	P-1	A-1+	35,000	ñ
9,700	World Savings Bank, Senior Unsecured Floating Rate Bank Notes, 3.06%, due 4/8/08	P-1	A-1+	9,700
				682,670

Conglomerate (1.4%)
125,000	General Electric Capital Corp., Senior Unsecured Floating Rate Medium-Term Notes, 3.08%, due 4/1/08	P-1	A-1+	124,950

Financial Services (3.5%)
25,000	Bear Stearns Co., Inc., Senior Unsecured Floating Rate Medium-Term Notes, 3.00%, due 4/14/08	P-2	A-1+	25,000
15,000	Merrill Lynch & Co., Floating Rate Medium-Term Bonds, Ser. C, 3.21%, due 4/1/08	P-1	A-1	15,006
75,000	Merrill Lynch & Co., Senior Unsecured Floating Rate Notes, 2.92%, due 4/18/08	P-1	A-1	75,000
15,000	Morgan Stanley, Senior Unsecured Floating Rate Notes, 3.27%, due 4/3/08	P-1	A-1+	15,003
125,000	Toyota Motor Credit Corp., Floating Rate Medium-Term Notes, Ser. B, 2.15% & 2.32%, due 4/1/08	P-1	A-1+	125,001
50,000	Toyota Motor Credit Corp., Unsecured Floating Rate Medium-Term Notes, Ser. B, 2.59%, due 4/1/08	P-1	A-1+	50,005
				305,015
	Total Floating Rate Corporate Debt Securities			1,497,634

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		RATING§		VALUE††
(000’s omitted)		Moody’s	S&P	(000’s omitted)

Floating Rate Asset-Backed Securities (0.6%)µ
$8,259	BMW Vehicle Lease Trust, Ser. 2007-1 Class A1, 5.06%, due 4/15/08	P-1	A-1+	$8,259
42,294	Ford Credit Auto Owner Trust, Ser. 2008-A, Class A1, 4.02%, due 4/15/08	P-1	A-1+	42,294	ñ
	Total Floating Rate Asset-Backed Securities			50,553

Repurchase Agreements (6.2%)
105,000	Barclays Capital Repurchase Agreement, 2.45%, due 4/1/08, dated 3/31/08, Maturity Value $105,007,146, Collateralized by $26,544,765, Fannie Mae, 6.00% & 6.09%, due 9/1/36 & 3/1/38 and $83,255,885, Freddie Mac, 4.50% - 6.00%, due 2/1/23 - 3/1/38 (Collateral Value $107,100,000)			105,000
445,000	Goldman Sachs Repurchase Agreement, 2.75%, due 4/1/08, dated 3/31/08, Maturity Value $445,033,993, Collateralized by $347,648,259, Freddie Mac, 0.00% - 6.25%, due 4/15/29 - 6/15/37 and $373,025,950, Fannie Mae, 0.00% & 14.64%, due 6/25/36 & 2/25/37 (Collateral Value $458,838,399)			445,000
	Total Repurchase Agreements			550,000

	Total Investments (99.8%)			8,768,485
	Cash, receivables and other assets, less liabilities (0.2%)			14,127
	Total Net Assets (100.0%)			$8,782,612

See Notes to Schedule of Investments

Notes to Schedule of Investments Institutional Liquidity Trust

††	Investment securities are valued at amortized cost, which approximates U.S. federal income tax cost.

ñ	Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be liquid. At March 31, 2008, these securities amounted to approximately $1,875,023,000 or 60.7% of net assets for Money Market Master Series and approximately $4,179,470,000 or 47.6% of net assets for Prime Master Series.

µ	Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of March 31, 2008.

§	Credit ratings are unaudited.

#	Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be illiquid and restricted. At March 31, 2008, these securities amounted to approximately $150,001,000 or 1.7% of net assets for the Prime Master Series. As of April 29, 2008, these securities were no longer held by the Master Series.

(000’s omitted) Restricted Securities	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Master Series’ Net Assets as of Acquisition Date	Value as of March 31, 2008	Fair Value Percentage of Master Series’ Net Assets as of March 31, 2008
Sigma Finance Inc., Guaranteed Medium-Term Notes, 5.43%, due 8/5/08	7/5/2007	$50,000	0.5%	$50,000	0.6%
Sigma Finance Inc., Guaranteed Floating Rate Medium-Term Notes, 2.34%, due 4/1/08	6/7/2007	100,004	1.0%	100,001	1.1%

See Notes to Financial Statements

Statements of Assets and Liabilities

Institutional Liquidity Trust

(000’s omitted)

	MONEY MARKET MASTER SERIES	PRIME MASTER SERIES
	March 31, 2008	March 31, 2008
Assets
Investments in securities, at value* (Note A)—see Schedule of Investments:
Unaffiliated issuers	$2,911,099	$8,218,485
Repurchase agreements	170,000	550,000

	3,081,099	8,768,485
Cash	336	936
Interest receivable	6,761	14,149

Total Assets	3,088,196	8,783,570

Liabilities
Payable to investment manager (Note B)	225	789
Accrued expenses and other payables	108	169

Total Liabilities	333	958

Net Assets Applicable to Investors’ Beneficial Interests	$3,087,863	$8,782,612

Net Assets consist of:
Paid-in capital	$3,087,863	$8,782,612

*Cost of investments:
Unaffiliated issuers	$3,081,099	$8,768,485

See Notes to Financial Statements

Statements of Operations

Institutional Liquidity Trust

(000’s omitted)

	MONEY MARKET MASTER SERIES	PRIME MASTER SERIES
	For the Year Ended March 31, 2008	For the Year Ended March 31, 2008
Investment Income
Income:
Interest income—unaffiliated issuers (Note A)	$136,832	$587,838

Expenses:
Investment management fees (Note B)	2,234	9,541
Audit fees	29	11
Custodian fees (Note B)	350	1,455
Insurance expense	73	208
Legal fees	1	33
Rating agency fees	—	24
Shareholder reports	6	6
Trustees’ fees and expenses	27	30
Miscellaneous	77	282

Total expenses	2,797	11,590
Expenses reduced by custodian fee expense offset arrangement (Note B)	(72)	(138)

Total net expenses	2,725	11,452

Net investment income	$134,107	$576,386

Realized and Unrealized Gain (Loss) on Investments (Note A)
Net realized gain (loss) on:
Sales of investment securities of unaffiliated issuers	(62)	(2,379)
Net increase from payment by affiliate for losses realized on securities (Note B)	—	2,837

Net gain (loss) on investments	(62)	458

Net increase (decrease) in net assets resulting from operations	$134,045	$576,844

See Notes to Financial Statements

Statements of Changes in Net Assets

Institutional Liquidity Trust

(000’s omitted)

	MONEY MARKET MASTER SERIES		PRIME MASTER SERIES
	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2008	Year Ended March 31, 2007
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$134,107	$129,526	$576,386	$291,330
Net realized gain (loss) on investments	(62)	(78)	(2,379)	(95)
Net increase from payment by affiliate for losses realized on securities (Note B)	—	—	2,837	—
Net increase (decrease) in net assets resulting from operations	134,045	129,448	576,844	291,235

Transactions in Investors’ Beneficial Interest:
Contributions	8,888,848	5,640,176	71,568,661	35,971,111
Withdrawals	(8,428,266)	(5,506,910)	(69,845,697)	(32,985,741)
Net increase (decrease) from transactions in investors’ beneficial interest	460,582	133,266	1,722,964	2,985,370
Net Increase (Decrease) in Net Assets	594,627	262,714	2,299,808	3,276,605

Net Assets:
Beginning of year	2,493,236	2,230,522	6,482,804	3,206,199
End of year	$3,087,863	$2,493,236	$8,782,612	$6,482,804

See Notes to Financial Statements

Notes to Financial Statements Institutional Liquidity Trust

Note A—Summary of Significant Accounting Policies:

1	General: The Money Market Master Series and the Prime Master Series (individually a “Master Series,” collectively, the “Master Series”) are separate operating series of Institutional Liquidity Trust (the “Trust”), a Delaware statutory trust organized pursuant to a Trust Instrument dated October 1, 2004. The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended.

Other investment companies sponsored by Neuberger Berman Management Inc. (“Management”), the Master Series’ investment manager, and Lehman Brothers Asset Management LLC (“LBAM”), the sub-adviser to the Master Series, whose financial statements are not presented herein, also invest in the Master Series.

The assets of each Master Series belong only to that Master Series, and the liabilities of each Master Series are borne solely by that Master Series and no other series of the Trust.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

2	Portfolio valuation: Investment securities are valued as indicated in the notes following the Master Series’ Schedule of Investments.

3	Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Interest income, including accretion of discount (adjusted for original issue discount, where applicable), and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost and stated separately in the Statements of Operations.

4	Income tax information: It is the policy of the Master Series to comply with the requirements of the Internal Revenue Code. It is also the policy of the Master Series to conduct their operations so that each of its investors that are regulated investment companies and invest substantially all of their net investable assets therein will continue to qualify as such. Each Master Series will be treated as a partnership for U.S. federal income tax purposes and is therefore not subject to U.S. federal income tax.

In accordance with Securities and Exchange Commission guidance, the Master Series implemented the provisions of Financial Accounting Standards Board Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes, on September 30, 2007. The Master Series have reviewed the tax positions for the open tax years as of March 31, 2008, and have determined that the implementation of FIN 48 did not have a material impact on the Master Series’ financial statements.

5	Concentration of risk: Each Master Series normally concentrates in the financial services industries; therefore, factors influencing the health of those industries could have a significant negative effect on the Master Series’ performance. These may include economic trends, governmental action, changes in interest rates, as well as the availability and cost of capital funds.

6

Expense allocation: Certain expenses are applicable to multiple funds. Expenses directly attributable to a Master Series are charged to that Master Series. Expenses of the Trust that are not directly attributed to a Master Series are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributed to a Master Series or the Trust, are allocated among the Master Series and the other investment companies in the complex or series thereof, on the basis of relative net assets, except where a more appropriate allocation of expenses to each investment company in the complex or series thereof can otherwise be made fairly.

7	Repurchase agreements: Each Master Series may enter into repurchase agreements with institutions that Management has determined are creditworthy. Each repurchase agreement is recorded at cost. Each Master Series requires that the securities purchased in a repurchase agreement be transferred to the custodian in a manner sufficient to enable the Master Series to assert a perfected security interest in those securities in the event of a default under the repurchase agreement. Each Master Series monitors, on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to the Master Series under each such repurchase agreement.

8	Indemnifications: Like many other companies, the Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

Note B—Management Fees and Other Transactions with Affiliates:

Each Master Series retains Management as its investment manager under a Management Agreement. For such investment management services, each Master Series pays Management a fee at the annual rate of 0.08% of its average daily net assets.

Management and LBAM, the sub-adviser to the Master Series, are wholly-owned subsidiaries of Lehman Brothers Holdings Inc., a publicly-owned holding company. LBAM is retained by Management to provide day-to-day investment management services. LBAM, as sub-adviser to each Master Series, receives a monthly fee paid by Management, based on an annual rate of each Master Series’ average daily net assets. The Master Series do not pay a fee directly to LBAM for such services. As investment adviser, Management is responsible for overseeing the investment activities of LBAM. Several individuals who are officers and/or trustees of the Trust are also employees of LBAM and/or Management.

On February 13, 2008, an affiliate of Prime Master Series’ adviser purchased $60,000,000 par value of corporate debt of Whistlejacket Capital LLC at a purchase price equal to the amortized cost of the securities (a price in excess of the securities’ then fair market value based upon the preceding day’s closing market value) plus accrued interest. No shares of Prime Master Series or other consideration was given in exchange for purchasing the securities. The excess of the purchase price over the then current fair value amounted to $2,836,700 and had no impact on Prime Master Series’ total return.

Each Master Series has an expense offset arrangement in connection with its custodian contract. For the year ended March 31, 2008, the impact of this arrangement was a reduction of expenses of $71,914 for Money Market Master Series and $138,440 for Prime Master Series.

Note C—Securities Transactions:

All securities transactions for Money Market Master Series and Prime Master Series were short-term.

Note D—Lines of Credit:

On May 25, 2007 the Master Series became participants in a single committed, unsecured $300,000,000 line of credit with the Bank of New York, as agent, to be used only for temporary or emergency purposes. Other investment companies managed by Management also participate in this line of credit on the same terms. Interest is charged on borrowings under this agreement at the overnight Federal Funds Rate plus 0.375% per annum. A commitment fee of 0.075% per annum of the unused available line of credit is charged, of which each Master Series has agreed to pay its pro rata share, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due and payable. The fee is paid quarterly in arrears. Because several investment companies participate, there is no assurance that an individual Master Series will have access to all or any part of the $300,000,000 at any particular time.

On September 27, 2007 the Master Series became participants in a single uncommitted, unsecured $150,000,000 line of credit with State Street, as lender, to be used only for temporary or emergency purposes. Other investment companies managed by Management also participate in this line of credit on the same terms. Interest is charged on borrowings under this agreement at the overnight Federal Funds Rate plus 0.375% per annum. Because several investment companies participate, there is no assurance that an individual Master Series will have access to all or any part of the $150,000,000 at any particular time.

The Master Series had no loans outstanding pursuant to either line of credit at March 31, 2008. During the year ended March 31, 2008, the Master Series did not utilize these lines of credit.

Note E—Recent Accounting Pronouncement:

In September 2006, Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. Management believes the adoption of SFAS 157 will not have a material impact on the Master Series’ financial position or results of operations.

Note F—Subsequent Events

On March 31, 2008, Prime Master Series held $150,000,000 par value of Sigma Finance, Inc. (“Sigma”) corporate debt. Notwithstanding the fact that the Sigma corporate debt continued to be “eligible securities,” as defined in Rule 2a-7 of the Investment Company Act of 1940, the adviser subsequently determined that due to concerns about market and credit risk, it was no longer in Prime Master Series’ best interest to continue to hold the Sigma corporate debt. On April 29, 2008, an affiliate of Prime Master Series’ adviser purchased $150,000,000 par value of Sigma corporate debt from Prime Master Series at a purchase price equal to amortized cost (a price in excess of the securities’ then current fair value based upon the preceding day’s closing market value) plus accrued interest. No shares of Prime Master Series or other consideration was given in exchange for purchasing the securities. The excess of the purchase price over the then current fair value amounted to $635,511 and had no impact on Prime Master Series’ total return.

Financial Highlights

Money Market Master Series

	Year Ended March 31,					Period from December 30, 2004^ to March 31,
	2008	2007		2006		2005

Ratios to Average Net Assets:
Gross Expenses#	.10%	.10%		.11%		.11	%*
Net Expenses	.10%	.10	%‡	.11	%‡	.11	%*‡
Net Investment Income (Loss)	4.80%	5.14%		3.72%		2.38	%*
Total Return†	+4.99%	+5.27	%@	+3.87	%@	+0.63	%**@
Net Assets, End of Period (in millions)	$3,087.9	$2,493.2		$2,230.5		$2,418.4

See Notes to Financial Highlights

Financial Highlights

Prime Master Series

	Year Ended March 31,					Period from December 27, 2004^ to March 31,
	2008	2007		2006		2005

Ratios to Average Net Assets:
Gross Expenses#	.10%	.10%		.11%		.12	*
Net Expenses	.10%	.10	%‡	.10	%‡	.11	*‡
Net Investment Income (Loss)	4.83%	5.19%		3.78%		2.43	*
Total Return†	+4.96%	+5.29	%@	+3.87	%@	+.66	**@
Net Assets, End of Period (in millions)	$8,782.6	$6,482.8		$3,206.2		$1,277.5

See Notes to Financial Highlights

Notes to Financial Highlights Institutional Liquidity Trust

#	The Master Series is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

‡	After waiver of a portion of the investment management fee by Management. Had Management not undertaken such action, the annualized ratios of net expenses to average daily net assets would have been:

	Year Ended March 31,		Period Ended March 31,
	2007	2006	2005
Money Market Master Series	.12%	.13%	.13%	(1)
Prime Master Series	.11%	.12%	.13%	(2)

(1)	Period from December 30, 2004 (commencement of operations) to March 31, 2005.
(2)	Period from December 27, 2004 (commencement of operations) to March 31, 2005.

†	Total return for the Master Series has been calculated based on the total return for the feeder funds that invest all of their net investable assets in the Master Series. Total return assumes all distributions were reinvested and adjusted for the difference in expenses as set forth in the Notes to the Financial Statements of the feeder funds. Results represent past performance and do not guarantee future results. Current returns may be lower or higher than the performance data quoted.

^	The date investment operations commenced.

*	Annualized.

**	Not annualized.

@	Total return would have been lower had Management not waived a portion of the investment management fee.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Institutional Liquidity Trust

and Owners of Beneficial Interest of Money Market Master Series:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Money Market Master Series (one of the series constituting Institutional Liquidity Trust) (the “Master Series”), as of March 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Master Series’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Master Series’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master Series’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2008, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Money Market Master Series, a series of Institutional Liquidity Trust, at March 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

May 14, 2008

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of

Institutional Liquidity Trust and

Owners of Beneficial Interest of Prime Master Series

We have audited the accompanying statement of assets and liabilities of Prime Master Series (the “Portfolio”), a series of Institutional Liquidity Trust, including the schedule of investments, as of March 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from December 27, 2004 to March 31, 2005. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2008, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prime Master Series as of March 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from December 27, 2004 to March 31, 2005, in conformity with accounting principles generally accepted in the United States of America.

Philadelphia, Pennsylvania

May 15, 2008

Directory

Investment Manager, Administrator and Distributor

Neuberger Berman Management Inc.

605 Third Avenue, 2nd Floor

New York, NY 10158–0180

800.877.9700 or 212.476.8800

Institutional Services 800.366.6264

Sub-Adviser

Lehman Brothers Asset Management LLC

200 South Wacker Drive

Suite 2100

Chicago, IL 60601

Custodian and Shareholder Servicing Agent

State Street Bank and Trust Company

225 Franklin Street

Boston, MA 02110

Address correspondence to:

Neuberger Berman Funds

c/o State Street Bank & Trust Co.

30 Dan Road

Canton, MA 02021

Legal Counsel

Kirkpatrick & Lockhart Preston Gates Ellis LLP

1601 K Street, NW

Washington, DC 20006

Independent Registered Public Accounting Firms

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Tait, Weller & Baker LLP

1818 Market Street

Suite 2400

Philadelphia, PA 19103

Trustees and Officers

The following tables set forth information concerning the trustees (“Trustees”) and officers (“Officers”) of Neuberger Berman Institutional Liquidity Series (the “Trust”). All persons named as Trustees and Officers also serve in similar capacities for other funds administered or managed by Neuberger Berman Management Inc. (“Management”) and Lehman Brothers Asset Management LLC (“LBAM”). The Statement of Additional Information includes additional information about the Trustees and Officers and is available upon request, without charge, by calling (800) 877-9700.

Information about the Board of Trustees

Name, Age, and Address(1)	Position and Length of Time Served(2)	Principal Occupation(s)(3)	Number of Funds in Fund Complex Overseen by Trustee(4)	Other Directorships Held Outside Fund Complex by Trustee

Independent Trustees

John Cannon (78)	Trustee since 2004	Consultant; formerly, Chairman, CDC Investment Advisers (registered investment adviser), 1993 to January 1999; formerly, President and Chief Executive Officer, AMA Investment Advisors, an affiliate of the American Medical Association.	62	Independent Trustee or Director of three series of Oppenheimer Funds: Oppenheimer Limited Term New York Municipal Fund, Rochester Fund Municipals, and Oppenheimer Convertible Securities Fund since 1992.

Faith Colish (72)	Trustee since 2004	Counsel, Carter Ledyard & Milburn LLP (law firm) since October 2002; formerly, Attorney-at-Law and President, Faith Colish, A Professional Corporation, 1980 to 2002.	62	Formerly, Director (1997 to 2003) and Advisory Director (2003 to 2006), ABA Retirement Funds (formerly, American Bar Retirement Association) (not-for-profit membership corporation).

Martha C. Goss (58)	Trustee since 2007	President, Woodhill Enterprises Inc./Chase Hollow Associates LLC (personal investment vehicle), since 2006; Chief Operating and Financial Officer, Hopewell Holdings LLC/ Amwell Holdings, LLC (a holding company for a healthcare reinsurance company start-up), since 2003; formerly, Consultant, Resources Connection (temporary staffing), 2002 to 2006.	62	Director, Ocwen Financial Corporation (mortgage servicing), since 2005; Director, American Water (water utility), since 2003; Director, Channel Reinsurance (financial guaranty reinsurance), since 2006; Advisory Board Member, Attensity (software developer), since 2005; Director, Allianz Life of New York (insurance), since 2005; Director, Financial Women’s Association of New York (not for profit association), since 2003; Trustee Emerita, Brown University, since 1998.

Name, Age, and Address(1)	Position and Length of Time Served(2)	Principal Occupation(s)(3)	Number of Funds in Fund Complex Overseen by Trustee(4)	Other Directorships Held Outside Fund Complex by Trustee

C. Anne Harvey (70)	Trustee since 2004	President, C.A. Harvey Associates, since October 2001; formerly, Director, AARP, 1978 to December 2001.	62	Formerly, President, Board of Associates to The National Rehabilitation Hospital’s Board of Directors, 2001 to 2002; formerly, Member, Individual Investors Advisory Committee to the New York Stock Exchange Board of Directors, 1998 to June 2002.

Robert A. Kavesh (80)	Trustee since 2004	Marcus Nadler Professor Emeritus of Finance and Economics, New York University Stern School of Business; formerly, Executive Secretary-Treasurer, American Finance Association, 1961 to 1979.	62	Formerly, Director, The Caring Community (not-for-profit), 1997 to 2006; formerly, Director, DEL Laboratories, Inc. (cosmetics and pharmaceuticals), 1978 to 2004; formerly, Director, Apple Bank for Savings, 1979 to 1990; formerly, Director, Western Pacific Industries, Inc., 1972 to 1986 (public company).

Michael M. Knetter (48)	Trustee since 2007	Dean, School of Business, University of Wisconsin - Madison; formerly, Professor of International Economics and Associate Dean, Amos Tuck School of Business - Dartmouth College, 1998 to 2002.	62	Trustee, Northwestern Mutual Series Fund, Inc., since February 2007; Director, Wausau Paper, since 2005; Director, Great Wolf Resorts, since 2004.

Howard A. Mileaf (71)	Trustee since 2004	Retired; formerly, Vice President and General Counsel, WHX Corporation (holding company), 1993 to 2001.	62	Director, Webfinancial Corporation (holding company), since December 2002; formerly, Director WHX Corporation (holding company), January 2002 to June 2005; formerly, Director, State Theatre of New Jersey (not-for-profit theater), 2000 to 2005.

George W. Morriss (60)	Trustee since 2007	Formerly, Executive Vice President and Chief Financial Officer, People’s Bank (a financial services company), 1991 to 2001.	62	Manager, Old Mutual 2100 fund complex (consisting of six funds) since October 2006 for four funds and since February 2007 for two funds.

Name, Age, and Address(1)	Position and Length of Time Served(2)	Principal Occupation(s)(3)	Number of Funds in Fund Complex Overseen by Trustee(4)	Other Directorships Held Outside Fund Complex by Trustee

Edward I. O’Brien (79)	Trustee since 2004	Formerly, Member, Investment Policy Committee, Edward Jones, 1993 to 2001; President, Securities Industry Association (“SIA”) (securities industry’s representative in government relations and regulatory matters at the federal and state levels), 1974 to 1992; Adviser to SIA, November 1992 to November 1993.	62	Director, Legg Mason, Inc. (financial services holding company), since 1993; formerly, Director, Boston Financial Group (real estate and tax shelters), 1993 to 1999.

William E. Rulon (75)	Trustee since 2004	Retired; formerly, Senior Vice President, Foodmaker, Inc. (operator and franchiser of restaurants), until January 1997.	62	Formerly, Director, Pro-Kids Golf and Learning Academy (teach golf and computer usage to “at risk” children), 1998 to 2006; formerly, Director, Prandium, Inc. (restaurants), March 2001 to July 2002.

Cornelius T. Ryan (76)	Trustee since 2004	Founding General Partner, Oxford Partners and Oxford Bioscience Partners (venture capital investing) and President, Oxford Venture Corporation, since 1981.	62	None.

Name, Age, and Address(1)	Position and Length of Time Served(2)	Principal Occupation(s)(3)	Number of Funds in Fund Complex Overseen by Trustee(4)	Other Directorships Held Outside Fund Complex by Trustee

Tom D. Seip (58)	Trustee since 2004; Lead Independent Trustee beginning 2006	General Partner, Seip Investments LP (a private investment partnership); formerly, President and CEO, Westaff, Inc. (temporary staffing), May 2001 to January 2002; formerly, Senior Executive at the Charles Schwab Corporation, 1983 to 1998, including Chief Executive Officer, Charles Schwab Investment Management, Inc., and Trustee, Schwab Family of Funds and Schwab Investments, 1997 to 1998, and Executive Vice President-Retail Brokerage, Charles Schwab & Co., Inc., 1994 to 1997.	62	Director, H&R Block, Inc. (financial services company), since May 2001; Chairman, Compensation Committee, H&R Block, Inc., since 2006; Director, America One Foundation, since 1998; formerly, Chairman, Governance and Nominating Committee, H&R Block, Inc., 2004 to 2006; formerly, Director, Forward Management, Inc. (asset management company), 1999 to 2006; formerly, Director, E-Bay Zoological Society, 1999 to 2003; formerly, Director, General Magic (voice recognition software), 2001 to 2002; formerly, Director, E-Finance Corporation (credit decisioning services), 1999 to 2003; formerly, Director, Save-Daily.com (micro investing services), 1999 to 2003.

Candace L. Straight (60)	Trustee since 2004	Private investor and consultant specializing in the insurance industry; formerly, Advisory Director, Securitas Capital LLC (a global private equity investment firm dedicated to making investments in the insurance sector), 1998 to December 2003.	62	Director, Montpelier Re (reinsurance company), since 2006; Director, National Atlantic Holdings Corporation (property and casualty insurance company), since 2004; Director, The Proformance Insurance Company (property and casualty insurance company), since March 2004; formerly, Director, Providence Washington Insurance Company (property and casualty insurance company), December 1998 to March 2006; formerly, Director, Summit Global Partners (insurance brokerage firm), 2000 to 2005.

Name, Age, and Address(1)	Position and Length of Time Served(2)	Principal Occupation(s)(3)	Number of Funds in Fund Complex Overseen by Trustee(4)	Other Directorships Held Outside Fund Complex by Trustee

Peter P. Trapp (63)	Trustee since 2004	Retired; formerly, Regional Manager for Mid-Southern Region, Ford Motor Credit Company, September 1997 to 2007; formerly, President, Ford Life Insurance Company, April 1995 to August 1997.	62	None.

Trustees who are “Interested Persons”

Jack L. Rivkin* (67)	President and Trustee since 2004	Executive Vice President and Chief Investment Officer, Neuberger Berman Inc. (holding company), since 2002 and 2003, respectively; Managing Director and Chief Investment Officer, Neuberger Berman, LLC (“Neuberger”), since December 2005 and 2003, respectively; formerly, Executive Vice President, Neuberger, December 2002 to 2005; Director and Chairman, Management, since December 2002; formerly, Executive Vice President, Citigroup Investments, Inc., September 1995 to February 2002; formerly, Executive Vice President, Citigroup Inc., September 1995 to February 2002.	62	Director, Dale Carnegie and Associates, Inc. (private company), since 1998; Director, Solbright, Inc. (private company), since 1998.

Name, Age, and Address(1)	Position and Length of Time Served(2)	Principal Occupation(s)(3)	Number of Funds in Fund Complex Overseen by Trustee(4)	Other Directorships Held Outside Fund Complex by Trustee

Peter E. Sundman* (48)	Chairman of the Board, Chief Executive Officer and Trustee since 2004	Executive Vice President, Neuberger Berman Inc. (holding company), since 1999; Head of Neuberger Berman Inc.’s Mutual Funds Business (since 1999) and Institutional Business (1999 to October 2005); responsible for Managed Accounts Business and intermediary distribution since October 1999; President and Director, Management since 1999; Managing Director, Neuberger, since 2005; formerly, Executive Vice President, Neuberger, 1999 to December 2005; formerly, Principal, Neuberger, 1997 to 1999; formerly, Senior Vice President, Management, 1996 to 1999.	62	Director and Vice President, Neuberger & Berman Agency, Inc., since 2000; formerly, Director, Neuberger Berman Inc. (holding company), October 1999 to March 2003; Trustee, Frost Valley YMCA; Trustee, College of Wooster.

(1)	The business address of each listed person is 605 Third Avenue, New York, New York 10158.
(2)	Pursuant to the Trust’s Trust Instrument, each Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Trustee may resign by delivering a written resignation; (b) any Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Trustees; (c) any Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

(3)	Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

(4)	For funds organized in a master-feeder structure, we count the master fund and its associated feeder funds as a single portfolio.

*	Indicates a Trustee who is an “interested person” within the meaning of the 1940 Act. Mr. Sundman and Mr. Rivkin are interested persons of the Trust by virtue of the fact that they are officers and/or directors of Management and/or LBAM.

Information about the Officers of the Trust

Name, Age, and Address(1)	Position and Length of Time Served(2)	Principal Occupation(s)(3)

Andrew B. Allard (46)	Anti-Money Laundering Compliance Officer since 2004	Senior Vice President, Neuberger, since 2006; Deputy General Counsel, Neuberger, since 2004; formerly, Vice President, Neuberger, 2000 to 2005; formerly, Associate General Counsel, Neuberger, 1999 to 2004; Anti-Money Laundering Compliance Officer, fifteen registered investment companies for which Management acts as investment manager and administrator (six since 2002, two since 2003, four since 2004, one since 2005 and two since 2006).

Michael J. Bradler (38)	Assistant Treasurer since 2005	Vice President, Neuberger, since 2006; Employee, Management, since 1997; Assistant Treasurer, fifteen registered investment companies for which Management acts as investment manager and administrator (thirteen since 2005 and two since 2006).

Claudia A. Brandon (51)	Secretary since 2004	Senior Vice President, Neuberger, since 2007; Vice President-Mutual Fund Board Relations, Management, since 2000 and Assistant Secretary since 2004; formerly, Vice President, Neuberger, 2002 to 2006 and Employee since 1999; Secretary, fifteen registered investment companies for which Management acts as investment manager and administrator (three since 1985, three since 2002, two since 2003, four since 2004, one since 2005 and two since 2006).

Robert Conti (51)	Vice President since 2004	Managing Director, Neuberger, since 2007; formerly, Senior Vice President, Neuberger, 2003 to 2006; formerly, Vice President, Neuberger, 1999 to 2003; Senior Vice President, Management, since 2000; Vice President, fifteen registered investment companies for which Management acts as investment manager and administrator (three since 2000, three since 2002, two since 2003, four since 2004, one since 2005 and two since 2006).

Brian J. Gaffney (54)	Vice President since 2004	Managing Director, Neuberger, since 1999; Senior Vice President, Management, since 2000; Vice President, fifteen registered investment companies for which Management acts as investment manager and administrator (three since 2000, three since 2002, two since 2003, four since 2004, one since 2005 and two since 2006).

Maxine L. Gerson (57)	Chief Legal Officer since 2005 (only for purposes of sections 307 and 406 of the Sarbanes-Oxley Act of 2002)	Senior Vice President, Neuberger, since 2002; Deputy General Counsel and Assistant Secretary, Neuberger, since 2001; Senior Vice President, Management, since 2006; Secretary and General Counsel, Management, since 2004; Chief Legal Officer (only for purposes of sections 307 and 406 of the Sarbanes-Oxley Act of 2002), fifteen registered investment companies for which Management acts as investment manager and administrator (thirteen since 2005 and two since 2006).

Sheila R. James (42)	Assistant Secretary since 2004	Vice President, Neuberger, since 2008 and Employee since 1999; formerly, Assistant Vice President, Neuberger, 2007; Assistant Secretary, fifteen registered investment companies for which Management acts as investment manager and administrator (six since 2002, two since 2003, four since 2004, one since 2005 and two since 2006).

Name, Age, and Address(1)	Position and Length of Time Served(2)	Principal Occupation(s)(3)

Kevin Lyons (52)	Assistant Secretary since 2004	Assistant Vice President, Neuberger, since 2008 and Employee since 1999; Assistant Secretary, fifteen registered investment companies for which Management acts as investment manager and administrator (eight since 2003, four since 2004, one since 2005 and two since 2006).

John M. McGovern (38)	Treasurer and Principal Financial and Accounting Officer since 2005; prior thereto, Assistant Treasurer since 2004	Senior Vice President, Neuberger, since 2007; formerly, Vice President, Neuberger, 2004 to 2006; Employee, Management, since 1993; Treasurer and Principal Financial and Accounting Officer, fifteen registered investment companies for which Management acts as investment manager and administrator (thirteen since 2005 and two since 2006); formerly, Assistant Treasurer, fourteen registered investment companies for which Management acts as investment manager and administrator, 2002 to 2005.

Frank Rosato (37)	Assistant Treasurer since 2005	Vice President, Neuberger, since 2006; Employee, Management, since 1995; Assistant Treasurer, fifteen registered investment companies for which Management acts as investment manager and administrator (thirteen since 2005 and two since 2006).

Frederic B. Soule (62)	Vice President since 2004	Senior Vice President, Neuberger, since 2003; formerly, Vice President, Neuberger, 1999 to 2002; Vice President, fifteen registered investment companies for which Management acts as investment manager and administrator (three since 2000, three since 2002, two since 2003, four since 2004, one since 2005 and two since 2006).

Chamaine Williams (37)	Chief Compliance Officer since 2005	Senior Vice President, Neuberger, since 2007; Chief Compliance Officer, Management, since 2006; Senior Vice President, Lehman Brothers Inc., since 2007; formerly, Vice President, Lehman Brothers Inc., 2003 to 2006; Chief Compliance Officer, fifteen registered investment companies for which Management acts as investment manager and administrator (fourteen since 2005 and one since 2006); formerly, Chief Compliance Officer, Lehman Brothers Asset Management Inc., 2003 to 2007; formerly, Chief Compliance Officer, Lehman Brothers Alternative Investment Management LLC, 2003 to 2007; formerly, Vice President, UBS Global Asset Management (US) Inc. (formerly, Mitchell Hutchins Asset Management, a wholly-owned subsidiary of PaineWebber Inc.), 1997 to 2003.

(1)	The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2)	Pursuant to the By-Laws of the Trust, each officer elected by the Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Trustees and may be removed at any time with or without cause.

(3)	Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-800-877-9700 (toll-free) and on the website of the Securities and Exchange Commission, at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge, by calling 1-800-877-9700 (toll-free), on the website of the Securities and Exchange Commission, at www.sec.gov, and on Management’s website at www.nb.com.

Quarterly Portfolio Schedule

Each Trust files a complete schedule of portfolio holdings for each Fund and Master Series with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Trust’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-800-877-9700 (toll-free).

Neuberger Berman Management Inc.

605 Third Avenue, 2nd Floor

New York, NY 10158-0180

Shareholder Services

800.877.9700

Institutional Services

800.366.6264

www.nb.com

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Funds. This report is prepared for the general information of shareholders and is not an offer of shares of the Funds. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

  F0209 05/08

Item 2. Code of Ethics

The Board of Trustees (“Board”) of Neuberger Berman Institutional Liquidity Series (“Registrant”) adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”).  For the period covered by this Form N-CSR, there were no amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the Code of Ethics was included as an exhibit to Registrant’s Form N-CSR filed on June 5, 2006.  The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).

Item 3. Audit Committee Financial Expert

The Board has determined that the Registrant has three audit committee financial experts serving on its audit committee. The Registrant’s audit committee financial experts are Martha Goss, Howard Mileaf and George Morriss. Ms. Goss, Mr. Mileaf and Mr. Morriss are independent trustees as defined by Form N-CSR.

Item 4. Principal Accountant Fees and Services

The financial information provided below is that of the Registrant.  This N-CSR relates only to Neuberger Berman Institutional Cash Fund and Neuberger Berman Prime Money Fund, each a series of the Registrant (collectively, the “Funds”).  Ernst & Young, LLP (“E&Y”) serves as independent registered public accounting firm to Neuberger Berman Institutional Cash Fund.  Tait, Weller & Baker LLP (“TW&B”) serves as independent registered public accounting firm to Neuberger Berman Prime Money Fund.

(a) Audit Fees

The aggregate fees billed for professional services rendered by E&Y for the audit of the annual financial statements or services that are normally provided by E&Y in connection with statutory and regulatory filings or engagements were $10,000 and $10,200 for the fiscal years ended 2007 and 2008, respectively.

The aggregate fees billed for professional services rendered by TW&B for the audit of the annual financial statements or services that are normally provided by TW&B in connection with statutory and regulatory filings or engagements were $4,200 and $4,700 for the fiscal years ended 2007 and 2008, respectively.

(b) Audit-Related Fees

The aggregate fees billed to the Registrant for assurance and related services by E&Y that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported above in Audit Fees were $0 and $0 for the fiscal years ended 2007 and 2008, respectively.

The fees billed to other entities in the investment company complex for assurance and related services by E&Y that are reasonably related to the performance of the audit that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 and $0 for the fiscal years ended 2007 and 2008, respectively.

The aggregate fees billed to the Registrant for assurance and related services by TW&B that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported above in Audit Fees were $0 and $0 for the fiscal years ended 2007 and 2008, respectively.

The fees billed to other entities in the investment company complex for assurance and related services by TW&B that are reasonably related to the performance of the audit that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 and $0 for the fiscal years ended 2007 and 2008, respectively.

(c) Tax Fees

The aggregate fees billed to the Registrant for professional services rendered by E&Y for tax compliance, tax advice, and tax planning were $3,000 and $3,100 for the fiscal years ended 2007 and 2008, respectively.  The nature of the services provided were tax compliance, tax advice, and tax planning.  The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal years ended 2007 and 2008, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

The fees billed to other entities in the investment company complex for professional services rendered by E&Y for tax compliance, tax advice, and tax planning that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $7,000 and $7,100 for the fiscal years ended 2007 and 2008, respectively. The nature of the services provided were tax compliance, tax advice, and tax planning.  The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal years ended 2007 and 2008, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

The aggregate fees billed to the Registrant for professional services rendered by TW&B for tax compliance, tax advice, and tax planning were $1,600 and $1,600 for the fiscal years ended 2007 and 2008, respectively.  The nature of the services provided were tax compliance, tax advice, and tax planning.  The Audit Committee approved 0% and 0% of these services provided by TW&B for the fiscal years ended 2007 and 2008, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

The fees billed to other entities in the investment company complex for professional services rendered by TW&B for tax compliance, tax advice, and tax planning that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $1,500 and $1,600 for the fiscal years ended 2007 and 2008, respectively. The nature of the services provided were tax compliance, tax advice, and tax planning.  The Audit Committee approved 0% and 0% of these services provided by TW&B for the fiscal years ended 2007 and 2008, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(d) All Other Fees

The aggregate fees billed to the Registrant for products and services provided by E&Y, other than services reported in Audit Fees, Audit-Related Fees, and Tax Fees were $0 and $0 for the fiscal years ended 2007 and 2008, respectively.

The fees billed to other entities in the investment company complex for products and services provided by E&Y, other than services reported in Audit Fees, Audit-Related Fees, and Tax Fees, that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 and $0 for the fiscal years ended 2007 and 2008, respectively.

The aggregate fees billed to the Registrant for products and services provided by TW&B, other than services reported in Audit Fees, Audit-Related Fees, and Tax Fees were $0 and $0 for the fiscal years ended 2007 and 2008, respectively.

The fees billed to other entities in the investment company complex for products and services provided by TW&B, other than services reported in Audit Fees, Audit-Related Fees, and Tax Fees, that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 and $0 for the fiscal years ended 2007 and 2008, respectively.

(e) Audit Committee’s Pre-Approval Policies and Procedures

(1) The Audit Committee’s pre-approval policies and procedures for the Registrant to engage an accountant to render audit and non-audit services delegate to each member of the Committee the power to pre-approve services between meetings of the Committee.

(2) None of the services described in paragraphs (b) through (d) above were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Hours Attributed to Other Persons

Not applicable.

(g) Non-Audit Fees

Non-audit fees billed by E&Y for services rendered to the Registrant were $3,000 and $3,100 for the fiscal years ended 2007 and 2008, respectively.

Non-audit fees billed by E&Y for services rendered to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were $475,000 and $400,000 for the fiscal years ended 2007 and 2008, respectively.

Non-audit fees billed by TW&B for services rendered to the Registrant were $1,600 and $1,600 for the fiscal years ended 2007 and 2008, respectively.

Non-audit fees billed by TW&B for services rendered to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were $41,100 and $48,900 for the fiscal years ended 2007 and 2008, respectively.

(h) The Audit Committee of the Board considered whether the provision of non-audit services rendered to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant that were not pre-approved by the Audit Committee because the engagement did not relate directly to the operations and financial reporting of the Registrant is compatible with maintaining E&Y’s and TW&B’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable to the Registrant.

Item 6. Schedule of Investments

The complete schedule of investments for the Funds is disclosed in the Registrant’s Annual Report, which is included as Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to the Registrant.

Item 10.  Submission of Matters to a Vote of Security Holders

There were no changes to the procedures by which shareholders may recommend nominees to the Board.

Item 11. Controls and Procedures

(a)

Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)

A copy of the Code of Ethics is incorporated by reference to Registrant's Form N-CSR, Investment Company Act file number 811-21647 (filed June 5, 2006).

(a)(2)

The certifications required by Rule 30a-2(a) of the Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(3)

Not applicable.

(b)

The certifications required by Rule 30a-2(b) of the Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

The certifications provided pursuant to Rule 30a-2(b) of the Act and Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934 (“Exchange Act”), or otherwise subject to the liability of that section.  Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEUBERGER BERMAN INSTITUTIONAL LIQUIDITY SERIES

By:

/s/ Peter E. Sundman

Peter E. Sundman

Chief Executive Officer

Date: June 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Peter E. Sundman

Peter E. Sundman

Chief Executive Officer

Date: June 5, 2008

By:

/s/ John M. McGovern

John M. McGovern

Treasurer and Principal Financial

and Accounting Officer

Date: June 5, 2008